SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Public Utility Property, Plant, and Equipment
%
Computer equipment	20-33 (mainly 33)
Office furniture and equipment	6 - 10 (mainly 10)
Machinery and laboratory equipment	15
Field service units	20-50
Leasehold improvements	Over the shorter of the lease term or estimated useful life

Schedule of assets and liabilities measured at fair value
		Fair value measurements as of
Description	Fair Value Hierarchy	September 30, 2024	December 31, 2023
Financial assets:

Money market funds included in cash and cash equivalent	Level 1	$2,665	$2,550
Treasury bills included in cash and cash equivalent	Level 1	1,313	2,525

Total Assets Measured at Fair Value		$3,978	$5,075

Financial Liabilities:
Earnout	Level 3	$792	$3,292

Total liabilities measured at fair value		$792	$3,292

		Fair value measurements as of
Description	Fair Value Hierarchy	December 31, 2023	December 31, 2022
Financial assets:

Money market funds included in cash and cash equivalent	Level 1	$2,550	$-
Treasury bills included in cash and cash equivalent	Level 1	$2,525	$-

Total Assets Measured at Fair Value		$5,075	$-

Financial Liabilities:
Earnout	Level 3	$3,292	$-

Total liabilities measured at fair value		$3,292	$-

Schedule of warrants liability activity
Earnout
Balance December 31, 2023	$3,292
Change in fair value	(2,500)
Balance September 30, 2024	$792

Earnout
Initial Measurement (August 11, 2023)	$3,607
Change in fair value	(315)
Balance December 31, 2023	$3,292

Schedule of disaggregation of revenues
	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Product	$4,800	$3,632	$13,667	$5,563
Rental	1,008	303	2,776	685
Service and warranty	320	468	1,675	722
Total Revenues	$6,128	$4,403	$18,118	$6,970

	Year Ended December 31,
	2023	2022	2021
Product	$10,681	$4,175	$4,916
Rental	1,033	859	533
Service and warranty	2,140	477	517
Total Revenues	$13,854	$5,511	$5,966

Schedule of contract balances
	September 30,	December 31,
	2024	2023
Trade receivable, net of credit losses (1)	$5,843	$3,120
Deferred revenues (1) (2)	$2,659	$3,010

(1)	Balance presented net of unrecognized revenues that were not yet collected.

(2)	During the nine months ended September 30, 2024, $1.6 million of the December 31, 2023 deferred revenues balance was recognized as revenues.

	December 31,	December 31,
	2023	2022
Trade receivable, net of credit losses (1)	$3,120	$1,036
Deferred revenues (1) (2)	$3,010	$1,191

(1)	Balance presented net of unrecognized revenue that was not yet collected.

(2)	$435 thousands of the December 31, 2022 deferred revenue balance was recognized as revenue during the year ended December 31, 2023.

Schedule of concentration of credit risk
	September 30,	December 31,
	2024	2023
Customer A	42%	-

	December 31,
	2023		2022
Customer A	*	)%	27%
Customer B	*	)%	13%
Customer C	-		13%
Customer D	-		11%

*)	Less than 10%

Schedule of product warranty liability
US Dollars in thousands
Balance at December 31, 2023	$348
Provision	606
Usage	(530)
Balance at September 30, 2024	$424

Schedule of warranty provision
US Dollars in thousands
Balance at December 31, 2022	$92
AlterG acquisition – see note 5	535
Provision	200
Usage	(479)
Balance at December 31, 2023	$348